Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We generally do not grant equity awards in anticipation of the release of material nonpublic information (“MNPI”) or time the release of MNPI for the purpose of affecting the value of executive compensation. If MNPI becomes known to our Compensation Committee before granting an equity award, our Compensation Committee would use its business judgment to determine the amount and timing of such award. We did not grant option awards or similar option-like instruments to our NEOs in FY26. Accordingly, during FY26 we did not grant stock options or similar option-like instruments to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses MNPI.

Award Timing Method	Accordingly, during FY26 we did not grant stock options or similar option-like instruments to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses MNPI.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Compensation Committee would use its business judgment to determine the amount and timing of such award. We did not grant option awards or similar option-like instruments to our NEOs in FY26.